Employee Stock Options - Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged (Detail) (Employee Stock Option, USD $)	9 Months Ended
Sep. 30, 2014
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Market Value	$ 4.94
Exercise Price	$ 3.50
Risk Free Rate	1.06%
Dividend Yield	0.00%
Expected Volatility	46.31%
Contractual Term	2 years 8 months 27 days